Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000002867 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000002867 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002867 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002867 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002867 | GE Vernova Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002867 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002867 | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002867 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002867 | Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002867 | Investor AB
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002867 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000002867 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002867 | Information Technology - Semiconductors, Hardware, and Equipment
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000002867 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000002867 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000002867 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000002867 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000002867 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002867 | Information Technology - Software and Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000002867 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002867 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002869 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000002869 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002869 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002869 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002869 | GE Vernova Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002869 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002869 | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002869 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002869 | Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002869 | Investor AB
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002869 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000002869 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002869 | Information Technology - Semiconductors, Hardware, and Equipment
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000002869 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000002869 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000002869 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000002869 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000002869 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002869 | Information Technology - Software and Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000002869 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002869 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034309 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000034309 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000034309 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000034309 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000034309 | GE Vernova Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000034309 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000034309 | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000034309 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034309 | Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034309 | Investor AB
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034309 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000034309 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000034309 | Information Technology - Semiconductors, Hardware, and Equipment
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000034309 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000034309 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000034309 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000034309 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000034309 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000034309 | Information Technology - Software and Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000034309 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000034309 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002866 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000002866 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002866 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002866 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002866 | GE Vernova Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002866 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002866 | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002866 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002866 | Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002866 | Investor AB
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002866 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000002866 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002866 | Information Technology - Semiconductors, Hardware, and Equipment
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000002866 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000002866 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000002866 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000002866 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000002866 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002866 | Information Technology - Software and Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000002866 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002866 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002875 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000002875 | SoftBank Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000002875 | Anterix Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000002875 | Millicom International Cellular SA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002875 | Meta Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002875 | T-Mobile US Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002875 | Prosus NV
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002875 | Telephone and Data Systems Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002875 | Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002875 | Rogers Communications Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002875 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000002875 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000002875 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002875 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	75.60%
C000002875 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000002875 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000002875 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002875 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002875 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002877 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000002877 | SoftBank Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000002877 | Anterix Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000002877 | Millicom International Cellular SA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002877 | Meta Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002877 | T-Mobile US Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002877 | Prosus NV
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002877 | Telephone and Data Systems Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002877 | Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002877 | Rogers Communications Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002877 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000002877 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000002877 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002877 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	75.60%
C000002877 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000002877 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000002877 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002877 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002877 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000034311 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000034311 | SoftBank Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000034311 | Anterix Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000034311 | Millicom International Cellular SA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000034311 | Meta Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000034311 | T-Mobile US Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000034311 | Prosus NV
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000034311 | Telephone and Data Systems Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000034311 | Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034311 | Rogers Communications Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000034311 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000034311 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000034311 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000034311 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	75.60%
C000034311 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000034311 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000034311 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000034311 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000034311 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002874 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000002874 | SoftBank Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000002874 | Anterix Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000002874 | Millicom International Cellular SA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002874 | Meta Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002874 | T-Mobile US Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002874 | Prosus NV
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002874 | Telephone and Data Systems Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002874 | Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002874 | Rogers Communications Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002874 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000002874 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000002874 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002874 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	75.60%
C000002874 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000002874 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000002874 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002874 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002874 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000204772 | Anterix Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000204772 | Park-Ohio Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000204772 | Ampco-Pittsburgh Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000204772 | Tredegar Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000204772 | Entravision Communications Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000204772 | Myers Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000204772 | Twin Disc Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000204772 | Monro Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000204772 | L.B. Foster Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000204772 | Garrett Motion Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000204772 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	75.60%
C000204772 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000204772 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000204772 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000204772 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000204772 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000204772 | Automotive: Parts and Accessories
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000204772 | Broadcasting
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000204772 | Hotels and Gaming
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000204772 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000204772 | Aerospace and Defense
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000204774 | Anterix Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000204774 | Park-Ohio Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000204774 | Ampco-Pittsburgh Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000204774 | Tredegar Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000204774 | Entravision Communications Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000204774 | Myers Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000204774 | Twin Disc Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000204774 | Monro Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000204774 | L.B. Foster Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000204774 | Garrett Motion Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000204774 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	75.60%
C000204774 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000204774 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000204774 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000204774 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000204774 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000204774 | Automotive: Parts and Accessories
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000204774 | Broadcasting
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000204774 | Hotels and Gaming
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000204774 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000204774 | Aerospace and Defense
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000204771 | Anterix Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000204771 | Park-Ohio Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000204771 | Ampco-Pittsburgh Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000204771 | Tredegar Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000204771 | Entravision Communications Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000204771 | Myers Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000204771 | Twin Disc Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000204771 | Monro Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000204771 | L.B. Foster Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000204771 | Garrett Motion Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000204771 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	75.60%
C000204771 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000204771 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000204771 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000204771 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000204771 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000204771 | Automotive: Parts and Accessories
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000204771 | Broadcasting
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000204771 | Hotels and Gaming
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000204771 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000204771 | Aerospace and Defense
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000204773 | Anterix Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000204773 | Park-Ohio Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000204773 | Ampco-Pittsburgh Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000204773 | Tredegar Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000204773 | Entravision Communications Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000204773 | Myers Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000204773 | Twin Disc Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000204773 | Monro Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000204773 | L.B. Foster Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000204773 | Garrett Motion Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000204773 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	75.60%
C000204773 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000204773 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000204773 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000204773 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000204773 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000204773 | Automotive: Parts and Accessories
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000204773 | Broadcasting
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000204773 | Hotels and Gaming
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000204773 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000204773 | Aerospace and Defense
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002865 | Millicom International Cellular SA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002865 | Rogers Communications Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002865 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002865 | Berkshire Hathaway Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002865 | Rolls-Royce Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002865 | CNH Industrial NV, New York
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002865 | Mueller Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002865 | The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002865 | Nestlé SA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002865 | Traton SE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002865 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000002865 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002865 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002865 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002865 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000002865 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002865 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000002865 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000002865 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000002865 | Wireless Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002865 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002865 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002865 | Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002864 | Millicom International Cellular SA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002864 | Rogers Communications Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002864 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002864 | Berkshire Hathaway Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002864 | Rolls-Royce Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002864 | CNH Industrial NV, New York
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002864 | Mueller Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002864 | The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002864 | Nestlé SA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002864 | Traton SE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002864 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000002864 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002864 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002864 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002864 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000002864 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002864 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000002864 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000002864 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000002864 | Wireless Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002864 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002864 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002864 | Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000034308 | Millicom International Cellular SA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000034308 | Rogers Communications Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000034308 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000034308 | Berkshire Hathaway Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000034308 | Rolls-Royce Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034308 | CNH Industrial NV, New York
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000034308 | Mueller Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000034308 | The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000034308 | Nestlé SA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000034308 | Traton SE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000034308 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000034308 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000034308 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000034308 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000034308 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000034308 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000034308 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000034308 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000034308 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000034308 | Wireless Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000034308 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000034308 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000034308 | Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002862 | Millicom International Cellular SA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002862 | Rogers Communications Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002862 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002862 | Berkshire Hathaway Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002862 | Rolls-Royce Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002862 | CNH Industrial NV, New York
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002862 | Mueller Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002862 | The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002862 | Nestlé SA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002862 | Traton SE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002862 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000002862 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002862 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002862 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002862 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000002862 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002862 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000002862 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000002862 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000002862 | Wireless Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002862 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002862 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002862 | Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002873 | Endeavour Mining plc
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002873 | Chemring Group plc
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002873 | Westgold Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002873 | Perseus Mining Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002873 | Nitto Boseki Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002873 | Alamos Gold Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002873 | Eldorado Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002873 | Polar Capital Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002873 | Loomis AB
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002873 | Glanbia plc
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002873 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000002873 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002873 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002873 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000002873 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002873 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000002873 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000002873 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002873 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002873 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000002873 | Materials
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000002873 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000002871 | Endeavour Mining plc
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002871 | Chemring Group plc
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002871 | Westgold Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002871 | Perseus Mining Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002871 | Nitto Boseki Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002871 | Alamos Gold Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002871 | Eldorado Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002871 | Polar Capital Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002871 | Loomis AB
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002871 | Glanbia plc
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002871 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000002871 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002871 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002871 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000002871 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002871 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000002871 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000002871 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002871 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002871 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000002871 | Materials
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000002871 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000034310 | Endeavour Mining plc
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000034310 | Chemring Group plc
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000034310 | Westgold Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000034310 | Perseus Mining Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000034310 | Nitto Boseki Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000034310 | Alamos Gold Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000034310 | Eldorado Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000034310 | Polar Capital Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000034310 | Loomis AB
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000034310 | Glanbia plc
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000034310 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000034310 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000034310 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000034310 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000034310 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000034310 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000034310 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000034310 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000034310 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000034310 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000034310 | Materials
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000034310 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000002872 | Endeavour Mining plc
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002872 | Chemring Group plc
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002872 | Westgold Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002872 | Perseus Mining Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002872 | Nitto Boseki Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002872 | Alamos Gold Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002872 | Eldorado Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002872 | Polar Capital Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002872 | Loomis AB
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002872 | Glanbia plc
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002872 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000002872 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002872 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002872 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000002872 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002872 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000002872 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000002872 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002872 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002872 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000002872 | Materials
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000002872 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.20%